Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average of our ordinary shares outstanding, which excludes 5,032,769 and 5,254,512 shares of unvested restricted stock as of June 30, 2022 and 2021, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 416,567 for the three months ended June 30, 2022. Due to the reported loss for the six months ended June 30, 2022, basic EPS is not adjusted by the effect of dilutive securities. The number of shares under our equity compensation plans which could dilute EPS in the future was 3,253,724 for the six months ended June 30, 2022. The number of shares excluded from diluted shares outstanding was 152,446 and 985,779 for the three and six months ended June 30, 2021, because the effect of including these shares in the calculation would have been anti-dilutive.

The computation of basic and diluted EPS for the three and six months ended June 30, 2022 and 2021 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) for the computation of basic EPS	$339,826	$249,751	$(1,661,004)	$477,776
Weighted average ordinary shares outstanding - basic	240,367,450	128,243,450	240,008,449	128,064,564
Basic EPS	$1.41	$1.95	$(6.92)	$3.73

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) for the computation of diluted EPS	$339,826	$249,751	$(1,661,004)	$477,776
Weighted average ordinary shares outstanding - diluted	242,264,561	129,896,210	240,008,449	129,690,334
Diluted EPS	$1.40	$1.92	$(6.92)	$3.68
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
	Number of ordinary shares
Ordinary shares issued	250,347,345	250,347,345
Treasury shares	(4,498,988)	(4,951,897)
Ordinary shares outstanding	245,848,357	245,395,448
Shares of unvested restricted stock	(5,032,769)	(5,822,811)
Ordinary shares outstanding, excluding shares of unvested restricted stock	240,815,588	239,572,637